Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Statement of Operations Information
Investment (losses) and gains			$ (8.1)							$ 2.3	$ (7.8)	$ (7.7)		$ 2.5
Derivative financial instruments losses	(25.5)		(43.0)							(11.3)	(86.8)	(91.4)	58.2	(58.3)
Divestitures, net	2.3									2.3			57.4	18.7
Non-operating foreign currency (losses) and gains	(13.0)		(0.9)							(14.2)	11.8	4.8	5.3	21.2
Other income (expense)	$ (36.2)	$ (11.5)	$ (52.0)	$ (22.6)	$ (8.2)	$ 56.4	$ 95.4	$ (1.4)	$ (26.3)	$ (20.9)	$ (82.8)	$ (94.3)	$ 124.1	$ (15.9)